Organization and principal activities (Liquidity) (Details) - USD ($) $ in Thousands	Apr. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Net current liabilities		$ 499,791
Subsequent Event [Member] | Secured Interest-bearing Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 275,000
Debt repayment due before December 31, 2016	167,500
Debt repayment due on April 21, 2017	$ 107,500